Note 1 - Nature of Business and Summary of Significant Accounting Policies: Property and Equipment: Schedule of Property Plant and Equipment Useful Life (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Property Plant and Equipment Useful Life
Furniture and fixtures	5 years
Computers and equipment	3-5 years
Software	3 years

Furniture and fixtures	5 years
Computers and equipment	3-5 years
Software	3 years